Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.80%
Global / International Equity Funds — 24.98%
Delaware Ivy VIP International Core EquityClass II	6,173,836	$ 94,212,737
Delaware VIP Global Value EquityClass II	10,149,998	49,328,988
		143,541,725
Taxable Fixed Income Funds — 24.74%
Delaware Ivy VIP Corporate BondClass II	17,200,964	79,468,453
Delaware Ivy VIP High IncomeClass I	978,112	2,846,306
Delaware Ivy VIP Limited-Term BondClass II	12,877,733	59,881,459
		142,196,218
US Equity Funds — 50.08%
Delaware Ivy VIP Core EquityClass II	6,269,014	76,544,659
Delaware Ivy VIP GrowthClass II	9,084,749	81,671,895
Delaware Ivy VIP Mid Cap GrowthClass I	3,010,947	32,096,692
Delaware Ivy VIP Small Cap GrowthClass I	929,528	6,144,179
Delaware Ivy VIP Smid Cap CoreClass II	1,563,976	17,938,808
Delaware Ivy VIP ValueClass II	13,073,174	73,471,240
		287,867,473
Total Affiliated Mutual Funds (cost $705,613,949)		573,605,416

	Number of shares	Value (US $)

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	352,257	$ 352,257
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	352,257	352,257
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	352,256	352,256
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	352,256	352,256
Total Short-Term Investments (cost $1,409,026)		1,409,026

Total Value of Securities—100.04% (cost $707,022,975)		575,014,442
Liabilities Net of Receivables and Other Assets—(0.04%)		(240,362)
Net Assets Applicable to 130,685,133 Shares Outstanding—100.00%		$574,774,080
NQ-IV048 [3/23] 5/23 (2912871)    1